FAIR VALUE DISCLOSURES, Reconciliation for all Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Capitalized Mortgage Loan Servicing Rights [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) [Roll Forward]
Beginning balance	$ 19,171	$ 21,400	$ 15,699
Total losses realized and unrealized [Abstract]
Included in results of operations	(16,224)	(9,532)	(2,323)
Included in other comprehensive income (loss)	0	0	0
Purchases, issuances, settlements, maturities and calls	13,957	7,303	8,024
Transfers in and/or out of Level 3	0	0	0
Ending balance	16,904	19,171	21,400
Amount of total losses for the period included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31	$ (16,224)	$ (9,532)	$ (2,323)